Financial risk management - Interest rate risk (Details) - Interest rate risk € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Financial instruments by type of interest rate
Maturity term	3 months
Increase - Impact on fair value	€ 34	€ 126
Increase - Impact on profit	3	2
Increase - Impact on OCI	4	(1)
Decrease - Impact on fair value	(17)	(67)
Decrease - Impact on profit	(1)	€ (1)
Decrease - Impact on OCI	€ (2)
Interest rates - increase in basis points	1.00	1.00
Interest rates - decrease in basis points	0.50	0.50
Fixed rate
Financial instruments by type of interest rate
Other financial assets	€ 143	€ 117
Current financial investments	145	196
Cash and cash equivalents	497	576
Interest-bearing liabilities	(3,614)	(3,637)
Financial assets and liabilities before derivatives	(2,829)	(2,748)
Interest rate derivatives	2,332	1,371
Net assets	(497)	(1,377)
Floating rate
Financial instruments by type of interest rate
Other financial assets	68	73
Current financial investments	466	715
Cash and cash equivalents	5,765	6,793
Interest-bearing liabilities	(208)	(57)
Financial assets and liabilities before derivatives	6,091	7,524
Interest rate derivatives	(2,332)	(1,371)
Net assets	€ 3,759	€ 6,153